Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events
Subsequent Events

11. Subsequent Events

Reverse Stock Split — On April 24, 2014, the Company effected a reverse stock split of its common stock at a ratio of one-for-2.28 of all of the outstanding shares of common stock. The number of authorized shares of the Company's common stock and the par value did not change. Pursuant to the stock split, every 2.28 shares of the Company's issued and outstanding common stock were automatically combined into one issued and outstanding share of the Company's common stock.

19. Subsequent Events

Preferred Stock Offering — On February 14, 2014, the Company entered into the Series B-2 Purchase Agreement, pursuant to which the Company may raise up to approximately $40.2 million through the issuance of (1) up to 655,000 Series B-2 Shares, par value $.0001 per share, and (2) warrants to acquire up to 718,201 shares of its common stock, at an exercise price of $14.004 per share.

Shares of the Company's Series B-2 convertible preferred stock (the "Series B-2") are convertible, in whole or in part, at the option of the holder at any time into shares of common stock, on a 4.386-for-one basis at an initial effective conversion price of $14.004 per share. Holders of shares of Series B-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a daily basis commencing on the date of issuance of the shares of Series B-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock, including upon mandatory conversion of the Series B upon the Company's common stock becoming listed for trading on a national stock exchange. The holders of shares of Series B-2 are also entitled to dividends declared or paid on any shares of common stock.

The Series B-2 Shares rank senior in payment to any other dividends payable on any and all series of preferred stock and upon liquidation, or an event of sale, each share of Series B-2 shall rank equally with each other share of Series B-2 and New Series B, senior to all shares of Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 and senior to all shares of common stock. In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series B-2 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6. Payment in respect of a liquidation, or event of sale, to the holders of Series B shall consist of one and a half time (1.5) times the original issuance price of $61.42, plus all accrued but unpaid dividends.

On various dates in February and March 2014, the Company consummated closings under the Series B-2 Purchase Agreement, whereby, in exchange for aggregate gross proceeds to the Company of approximately $27.5 million, the Company issued an aggregate of 448,060 Series B-2 Shares and warrants to purchase up to a total of 491,293 shares of our common stock.

Each share of Series B-2 has the right to that number of votes per share as is equal to the number shares of common stock into which such share of Series B-2 is then convertible.

The warrants issuable pursuant to the Purchase Agreement are exercisable at any time prior to the fifth anniversary of their issuance.

The issuance in February and March of 2014 of the Series B-2 and accompanying warrants under the Purchase Agreement resulted in an additional adjustment to the Conversion Price of the Series A-1, Series A-2 and Series A-3. As a result of the Anti-Dilution Adjustment, the effective conversion price of each share of Series A-1, Series A-2 and Series A-3 was reduced from $17.390 to $16.970. Accordingly, each share of Series A-1, Series A-2 and Series A-3 is currently convertible into 4.798 shares of common stock.

Nordic Amendments — On March 28, 2014 (the "Effective Date"), the Company entered into Amendment No. 4 to Work Statement NB-1 (the "NB-1 Amendment") under the Clinical Trial Services Agreement (the "Services Agreement"), entered into as of March 29, 2011, between the Company and Nordic. Under the NB-1 Amendment, the Company agreed to pay to Nordic an additional performance incentive (a "Performance Incentive Payment") of $500,000 for every 50 patients that complete all end-of-study procedures of the Phase 3 clinical study of the Company's Abaloparatide-SC product following the Effective Date, up to a maximum aggregate amount of additional payments equal to $5.0 million. Any Performance Incentive Payment will be paid in cash in the event an underwritten initial public offering of shares of the Company's common stock (an "IPO") is consummated prior to May 31, 2014. Should an IPO not be consummated by the Company prior to May 31, 2014, Performance Incentive Payments will be paid instead through the issuance to Nordic of shares of capital stock of the Company under the same model for equity-based compensation that is contemplated by the Company's existing outstanding work statements under the Services Agreement. The Company will recognize the $5.0 million Performance Incentive Payment ratably as services are performed by Nordic.

On March 4, 2014, the Company entered into an amendment to the Work Statement NB-3 (the "NB-3 Amendment"). The NB-3 Amendment was effective as of February 28, 2014 and provides that Nordic will perform the Second Extension to evaluate an additional eighteen months of standard-of-care osteoporosis management following the Period 1 extension of six months upon completion of the Phase 3 clinical study of our Abaloparatide-SC product. Payments in cash to be made by the Company to Nordic under the NB-3 Amendment are denominated in both euros and U.S. dollars and total up to approximately €3.0 million ($4.1 million) and $527,740, respectively. In addition, the Company agreed to issue to Nordic shares of the Company's Series A-6 having a value of up to the sum of approximately €3.0 million ($4.1 million) and $527,740 as additional payment for the services to be provided under the NB-3 Amendment, with the issuance of such shares to be made pursuant to the terms of an Amendment No. 2, entered into by us with Nordic on March 28, 2014, to the Amended and Restated Stock Issuance Agreement entered into by the parties as of May 16, 2011 (the "Second Stock Issuance Agreement Amendment").

The terms of the Stock Issuance Agreement Amendment also provide that the Company declare, as soon as reasonably practical, a stock dividend of 29 shares of Series A-6 for each share of the Company's outstanding Series A-5, for a total of 186,847 shares of Series A-6, in full satisfaction of all stock dividends payable in 2014 under the terms of the Stock Issuance Agreement in relation to Work Statement NB-1 and Work Statement NB-3. At Nordic's request, the Company's Board of Directors declared a dividend to Nordic of all 186,847 shares of Series A-6 on March 31, 2014.

The Stock Issuance Agreement Amendment provides further that in the event an IPO occurs prior to May 31, 2014, any payments owed by the Company to Nordic in relation to Work Statement NB-1 and Work Statement NB-3 for all periods of time after 2014, excluding any Performance Incentive Payments, will be changed from the right to receive stock to the right to receive a total cash payment from the Company of $4.3 million payable in ten equal monthly installments of $430,000 beginning on March 31, 2015. The Stock Issuance Agreement Amendment also stipulates that all consideration to be paid to Nordic pursuant to the Stock Issuance Agreement at any time after the consummation of an IPO be payable in cash.